Document and Entity Information	Total
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Dec. 31, 2019
Entity Registrant Name	Segall Bryant & Hamill Trust
Entity Central Index Key	0000357204
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 29, 2020
Document Effective Date	May 01, 2020
Prospectus Date	May 01, 2020